Debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Debt
19.	Debt

($ in millions)	December 31, 2018			December 31, 2017
	Face	Carrying	Fair	Face	Carrying	Fair
	Value	Value	Value	Value	Value	Value
	(US$)	(CAD$)	(CAD$)	(US$)	(CAD$)	(CAD$)
2.5% notes due February 2018	$–	$–	$–	$22	$28	$28
4.5% notes due January 2021 (a)(b)	117	159	159	220	274	285
4.75% notes due January 2022 (a)(b)	202	275	275	672	841	884
3.75% notes due February 2023 (a)(b)	220	295	286	646	804	818
8.5% notes due June 2024	600	819	883	600	753	853
6.125% notes due October 2035	609	818	802	609	751	865
6.0% notes due August 2040	490	666	621	491	613	686
6.25% notes due July 2041	795	1,072	1,031	795	986	1,144
5.2% notes due March 2042	399	537	465	399	494	502
5.4% notes due February 2043	377	509	449	377	468	481

	3,809	5,150	4,971	4,831	6,012	6,546
Antamina term loan due April 2020	23	31	31	23	28	28
Finance lease liabilities (c)	248	338	338	250	313	313
Other	—	—	—	13	16	16

	4,080	5,519	5,340	5,117	6,369	6,903
Less current portion of debt	(24)	(32)	(32)	(45)	(55)	(55)

	$4,056	$5,487	$5,308	$5,072	$6,314	$6,848

The fair values of debt are determined using market values, if available, and discounted cash flows based on our cost of borrowing where market values are not available. The latter are considered Level 2 fair value measurements with significant other observable inputs on the fair value hierarchy (Note 29).

The 2024 notes include a prepayment option that is considered to be an embedded derivative (Note 28(c)).

a)	Debt Transactions – 2018

During the year ended December 31, 2018, we purchased US$1 billion aggregate principal amount of certain of our outstanding notes pursuant to cash tender offers. The principal amount of notes purchased was US$103 million of 4.5% notes due 2021, US$471 million of 4.75% notes due 2022, and US$426 million of 3.75% notes due 2023. The total cost of the purchases, which were funded from cash on hand, including the premiums, was US$1.01 billion. We recorded an expense of $26 million in non-operating income (expense) (Note 11) in connection with these purchases.

b)	Debt Transactions – 2017

During the year ended December 31, 2017, we purchased US$1.26 billion aggregate principal amount of our outstanding notes pursuant to cash tender offers, make-whole redemptions and open-market purchases. The principal amount of notes purchased was US$278 million of 3.00% notes due 2019, US$280 million of 4.50% notes due January 2021, US$650 million of 8.00% notes due June 2021 (June 2021 notes), US$28 million of 4.75% notes due 2022 and US$24 million of 3.75% notes due 2023. The total cost of the purchases, which was funded from cash on hand, including the premiums, was US$1.36 billion. We recorded an expense of $216 million in non-operating income (expense) (Note 11) in connection with these purchases for the year ended December 31, 2017. The accounting charge of $216 million included $75 million relating to the write-off of the prepayment option recorded in other assets for the June 2021 notes (Note 28(c)).

c)	Finance Lease Liabilities

As at December 31, 2018, the carrying amount of assets under finance leases was $613 million (2017 – $406 million) (Note 16(b)) and the corresponding finance lease liabilities were $338 million (2017 – $313 million).

Minimum lease payments in respect of finance lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2018	December 31, 2017
Undiscounted minimum finance lease payments:
Less than one year	$50	$51
One to five years	147	134
Thereafter	556	554

	753	739
Effect of discounting	(415)	(426)

Present value of minimum finance lease payments – total finance lease liabilities	338	313
Less current portion	(32)	(27)

Long-term finance lease liabilities	$306	$286

The present value of finance lease liabilities and their expected timing of payment are as follows:

(CAD$ in millions)	December 31, 2018	December 31, 2017
Less than one year	$46	$48
One to five years	114	106
Thereafter	178	159

Total	$338	$313

Fort Hills entered into a service agreement in 2017 with TransCanada Corp. for the operation of the Northern Courier Pipeline to transport bitumen between Fort Hills and Fort McMurray, Alberta, for a period of 25 years with an option to renew for four additional five-year periods. As at December 31, 2018, our share of the related lease liability was $207 million (2017 – $229 million).

d)	Optional Redemptions

All of our outstanding notes, except the 2024 notes, are redeemable at any time by repaying the greater of the principal amount and the present value of the sum of the remaining scheduled principal and interest amounts discounted at a comparable treasury yield plus a stipulated spread, plus, in each case, accrued interest to, but not including, the date of redemption. In addition, the 2023, 2042 and 2043 notes issued in 2012 are callable at 100% (plus accrued interest to, but not including, the date of redemption) at any time on or after November 1, 2022, September 1, 2041, and August 1, 2042, respectively. The 2022 and 2041 notes issued in 2011 are callable at 100% at any time on or after October 15, 2021, and January 15, 2041, respectively. The January 2021 notes are callable at 100% on or after October 15, 2020, and the 2040 notes are callable at 100% on or after February 15, 2040. The 2024 notes issued in 2016 are callable on or after June 1, 2019 at predefined prices based on the date of redemption. Prior to June 1, 2019, the 2024 notes can be redeemed in whole or in part, at a redemption price equal to the principal amount plus accrued interest to, but not including, the date of redemption and a make-whole call premium.

e)	Revolving Facilities

On November 23, 2018, we completed several amendments to our two committed revolving credit facilities. The size of our US$3.0 billion facility was increased to US$4.0 billion and its maturity was extended to November 2023. The size of our US$1.2 billion facility was reduced to US$600 million and its maturity was extended to November 2021. In addition, guarantees from material subsidiaries of our obligations under the facilities were released.

At December 31, 2018, the US$4.0 billion facility maturing November 2023 was undrawn and the US$600 million facility maturing November 2021 had an aggregate of US$573 million in outstanding letters of credit drawn against it.

Any amounts drawn under the committed revolving credit facilities can be repaid at any time and are due in full at maturity. Amounts outstanding under these facilities bear interest at LIBOR plus an applicable margin based on credit ratings. Both facilities require that our net debt-to-capitalization ratio, which was 0.13 to 1.0 at December 31, 2018, not exceed 0.55 to 1.0.

When our credit ratings are below investment grade, we are required to satisfy financial security requirements under power purchase agreements at Quebrada Blanca and transportation, tank storage and pipeline capacity agreements for our interest in Fort Hills. At December 31, 2018, we had an aggregate of US$822 million in letters of credit outstanding for these security requirements. These letters of credit will be terminated if and when we regain investment grade ratings and for the power purchase agreements will also be reduced, if, and when, certain project milestones are reached.

We maintain uncommitted bilateral credit facilities primarily for the issuance of letters of credit to support our future reclamation obligations. As at December 31, 2018, we were party to various uncommitted credit facilities providing for a total of $2.15 billion of capacity, and the aggregate outstanding letters of credit issued thereunder were $1.82 billion. In addition to the letters of credit outstanding under these uncommitted credit facilities, we also had stand-alone letters of credit of $369 million outstanding at December 31, 2018, which were not issued under a credit facility. These uncommitted credit facilities and stand-alone letters of credit are typically renewed on an annual basis.

We also have $350 million in surety bonds outstanding at December 31, 2018, to support current and future reclamation obligations.

f)	Scheduled Principal Payments

At December 31, 2018, the scheduled principal payments excluding finance lease liabilities (c), during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2019	$—	$—
2020	23	31
2021	117	159
2022	202	275
2023	220	300
Thereafter	3,270	4,462

	$3,832	$5,227

g)	Debt Continuity

($ in millions)	US$		CAD$ Equivalent
	2018	2017	2018	2017
As at January 1	$5,077	$6,213	$6,369	$8,343
Cash flows
Scheduled debt repayments	(22)	(49)	(28)	(64)
Debt repurchases	(1,015)	(1,356)	(1,328)	(1,831)
Finance lease payments (c)	(42)	(26)	(54)	(34)
Non-cash changes
Loss on debt repurchases (a)(b)	20	105	26	141
Changes in foreign exchange rates	(20)	—	472	(424)
Finance lease liabilities (c)	60	187	78	234
Finance fees and discount amortization	—	3	1	4
Other	(12)	—	(17)	—

As at December 31	$4,046	$5,077	$5,519	$6,369